Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

NOTE 20 – SHARE-BASED COMPENSATION

The Company has various types of share-based compensation plans. These plans are administered by the Compensation Committee of the Board of Directors, which selects persons eligible to receive awards and determines the number of shares and/or options subject to each award, the terms, conditions and other provisions of the awards. During the years ended December 31, 2014 and 2013, the Company did not have any equity awards that were settled in cash.

Stock option awards

The Company issues stock options under various plans to directors, officers and other key employees. The option exercise price cannot be less than the fair value of the underlying common stock as of the date of the option grant and the maximum option term cannot exceed ten years. The stock options granted were issued with vesting periods ranging from one-and-a half to seven years. At December 31, 2014, future option or restricted stock awards of 1,038,945 shares could be made under approved incentive compensation plans.

The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31:

(Dollars in thousands, except per share data)	2014	2013	2012
Compensation expense related to stock options	$2,053	$2,110	$1,873
Income tax benefit related to stock options	719	739	656
Impact on basic earnings per share	0.04	0.05	0.04
Impact on diluted earnings per share	0.04	0.05	0.04

Proceeds from the exercise of stock options	$11,693	$8,101	$2,813
Excess tax benefits related to the exercise of stock options	2,105	886	1,221

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards. The following weighted-average assumptions were used for option awards issued during the years ended December 31:

	2014	2013	2012
Expected dividends	2.1%	2.6%	2.7%
Expected volatility	35.8%	34.8%	40.1%
Risk-free interest rate	2.3%	1.7%	0.8%
Expected term (in years)	7.5	8.6	5.00
Weighted-average grant-date fair value	$21.26	$15.37	$14.50

The assumptions above are based on multiple factors, including historical stock option exercise patterns and post-vesting employment termination behaviors, expected future exercise patterns and the expected volatility of the Company’s stock price.

At December 31, 2014, there was $3.2 million of unrecognized compensation cost related to stock options that is expected to be recognized over a weighted-average period of 5.1 years.

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in thousands)	Weighted Average Remaining Contract Life (in years)
Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43	$1,765
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48
Granted	75,722	52.36
Exercised	(200,748)	40.35	2,740
Forfeited or expired	(38,220)	55.87

Outstanding options, December 31, 2013	1,072,829	$53.47
Granted	77,434	65.31
Exercised	(267,421)	48.57	4,612
Forfeited or expired	(15,160)	60.38

Outstanding options, December 31, 2014	867,682	$55.92	8,220	5.1

Exercisable options, December 31, 2012	792,444	50.05
Exercisable options, December 31, 2013	707,934	53.54
Exercisable options, December 31, 2014	562,752	55.92	$5,449	3.7

The following table presents weighted average remaining life as of December 31, 2014 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$34.33 to $51.69	182,416	$49.24	4.3 Years	118,312	$48.53
$51.70 to $52.35	111,197	52.33	7.1 Years	43,156	52.33
$52.36 to $54.68	146,995	53.43	6.5 Years	90,146	54.10
$54.69 to $57.60	142,360	56.52	3.7 Years	120,873	56.68
$57.61 to $59.83	105,666	58.38	1.5 Years	105,666	58.38
$59.84 to $111.71	179,048	65.06	6.7 Years	84,599	65.89

Total options	867,682	$55.92	5.1 Years	562,752	$55.92

Restricted stock awards

The Company issues restricted stock under various plans for certain officers and directors. The 2005, 2008, and 2010 Incentive Plans allow grants of restricted stock. The plans allow for the issuance of restricted stock awards that may not be sold or otherwise transferred until certain restrictions have lapsed. The holders of the restricted stock receive dividends and have the right to vote the shares. The fair value of the restricted stock shares awarded under these plans is recorded as unearned share-based compensation, a contra-equity account. The unearned compensation related to these awards is amortized to compensation expense over the vesting period (generally three to seven years). The total share-based compensation expense for these awards is determined based on the market price of the Company’s common stock at the date of grant applied to the total number of shares granted and is amortized over the vesting period. As of December 31, 2014 and 2013, unearned share-based compensation associated with these awards totaled $19.8 million and $21.1 million, respectively.

The following table represents the compensation expense that was included in non-interest expense in the accompanying consolidated statements of comprehensive income related to restricted stock grants for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Compensation expense related to restricted stock	$9,932	$8,593	$8,035

The following table represents unvested restricted stock award activity for the years ended December 31:

	2014	2013	2012
Balance at beginning of period	523,756	538,202	512,112
Granted	149,072	167,095	176,669
Forfeited	(167,550)	(28,713)	(13,164)
Earned and issued	(18,171)	(152,828)	(137,415)

Balance at end of period	487,107	523,756	538,202

Phantom stock awards

As part of the IBKC Phantom Award Plan, the 2009 Phantom Stock Plan, and the 2014 Phantom Stock Plan, the Company issues phantom stock awards to certain key officers and employees. The award is subject to a vesting period of five to seven years and is paid out in cash upon vesting. The amount paid per vesting period is calculated as the number of vested “share equivalents” multiplied by the closing market price of a share of the Company’s common stock on the vesting date. Share equivalents are calculated on the date of grant as the total award’s dollar value divided by the closing market price of a share of the Company’s common stock on the grant date. Award recipients are also entitled to a “dividend equivalent” on each unvested share equivalent held by the award recipient. A dividend equivalent is a dollar amount equal to the cash dividends that the participant would have been entitled to receive if the participant’s share equivalents were issued in shares of common stock. Dividend equivalents will be deemed to be reinvested as share equivalents that will vest and be paid out on the same date as the underlying share equivalents on which the dividend equivalents were paid. The number of share equivalents acquired with a dividend equivalent is determined by dividing the aggregate of dividend equivalents paid on the unvested share equivalents by the closing price of a share of the Company’s common stock on the dividend payment date.

The following table indicates compensation expense recorded for phantom stock based on the number of share equivalents vested at December 31 of the periods indicated and the current market price of the Company’s stock at that time.

(Dollars in thousands)	2014	2013	2012
Compensation expense related to phantom stock	$5,496	$4,855	$2,185

The following table represents phantom stock award activity during the periods indicated.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents (1)
Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000
Granted	169,662	11,189	180,851	11,366,000
Forfeited share equivalents	(18,975)	(785)	(19,760)	1,242,000
Vested share equivalents	(52,178)	(4,088)	(56,266)	2,922,000

Balance, December 31, 2013	417,238	22,351	439,589	$27,628,000
Granted	118,859	9,566	128,425	8,328,000
Forfeited share equivalents	(19,736)	(1,754)	(21,490)	1,394,000
Vested share equivalents	(75,331)	(7,515)	(82,846)	5,512,000

Balance, December 31, 2014	441,030	22,648	463,678	$30,070,000

(1)	Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $64.85, $62.85 and $49.12 on December 31, 2014, 2013 and 2012, respectively.

Restricted Share Units

In 2014, the Company issued shares of restricted share units to some of the executive officers. Restricted share units vest after the end of a three-year performance period, based on satisfaction of the performance conditions set forth in the restricted share unit agreement. Recipients do not possess voting or investment power over the common stock underlying such units until vesting. The value of these restricted share units is the same as the value of the corresponding number of shares of common stock.

Performance Units

In 2014, the Company issued shares of performance units to some of the executive officers. Performance units vest after the end of a three-year performance period, based on satisfaction of the performance conditions set forth in the performance unit agreement. Performance units are tied to the value of shares of the Company’s common stock, are payable in cash, and vest in increments of one-third per year after attainment of one or more performance measures. The value of performance unit is the same as the value of the corresponding number of shares of common stock.

401(k) defined contribution plan

The Company has a 401(k) Profit Sharing Plan covering substantially all of its employees. Annual employer contributions to the plan are set by the Board of Directors. The Company made contributions of $1.5 million, $1.3 million, and $1.3 million for the years ended December 31, 2014, 2013, and 2012, respectively. The Plan provides, among other things, that participants in the Plan be able to direct the investment of their account balances within the Profit Sharing Plan into alternative investment funds. Participant deferrals under the salary reduction election may be matched by the employer based on a percentage to be determined annually by the employer.